FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2023	2022
Current
Restricted cash	$52	$44
Derivative assets	10	34
Loans and notes receivable	—	2
Other financial assets	$15	$—
Total current	$77	$80
Non-current
Restricted cash	$25	$215
Derivative assets	45	180
Loans and notes receivable	68	8
Other financial assets	9	14
Total non-current	$147	$417